Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from investing activities:
Business acquisitions cash acquired	$ 824	$ 1,730	$ 891